dividends per share (Tables)	6 Months Ended
Jun. 30, 2021
dividends per share
Dividends per share

Six-month periods ended June 30 (millions except per share amounts)	2021				2020
TELUS Corporation	Declared		Paid to		Declared		Paid to
Common Share dividends	Effective	Per share	shareholders	Total	Effective	Per share	shareholders	Total
Quarter 1 dividend	Mar. 11, 2021	$0.3112	Apr. 1, 2021	$404	Mar. 11, 2020	$0.29125	Apr. 1, 2020	$371
Quarter 2 dividend	Jun. 10, 2021	0.3162	Jul. 2, 2021	428	Jun. 10, 2020	0.29125	Jul. 2, 2020	372
		$0.6274		$832		$0.58250		$743